Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 2,646,184	$ 6,970,110	$ 8,224,508
Prepaid expenses and other current assets	1,550,215	1,958,280	2,976,583
Total Current Assets	4,196,399	8,928,390	11,201,091
Intangible assets, net	1,663,032	1,658,858	1,948,913
In-process research and development	9,063,000	9,063,000	12,575,780
Goodwill			36,987,886
Total Assets	14,922,431	19,650,248	62,713,670
Current Liabilities:
Accounts payable	1,208,110	1,801,210	586,611
Accrued expenses	2,821,013	2,284,516	1,964,580
Accrued expenses - related parties	228,581	188,159	18,370
Loans payable - current portion	842,202	1,308,516	1,828,079
Loans payable - related parties			81,277
Derivative liabilities	22,058	75,381	15,220,367
Total Current Liabilities	5,121,964	5,657,782	19,699,284
Loans payable - noncurrent portion	28,732	31,189	48,165
Deferred tax liability	2,631,811	2,617,359	3,643,526
Total Liabilities	7,782,507	8,306,330	23,390,975
Commitments and contingencies (Note 8)
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 5,000,000 shares authorized; (see designations and shares authorized for Series A, Class C and Class K preferred stock)
Class C Preferred Stock; 1 share authorized, issued and outstanding at March 31, 2023 and December 31, 2022
Class K Preferred Stock; 1 share authorized, issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized;	375	375	170
Additional paid-in capital	122,195,032	121,637,611	107,187,371
Accumulated other comprehensive income	(2,884,860)	(2,885,523)	817,440
Accumulated deficit	(112,170,623)	(107,408,545)	(68,682,286)
Total Stockholders’ Equity	7,139,924	11,343,918	39,322,695
Total Liabilities and Stockholders’ Equity	$ 14,922,431	$ 19,650,248	$ 62,713,670